                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 04/30

Date of reporting period: 07/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

                       RIVERSOURCE 130/30 U.S. EQUITY FUND

                                AT JULY 31, 2008



RiverSource 120/20 Contrarian Equity Fund

JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS




COMMON STOCKS (94.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.6%)
Spirit AeroSystems Holdings Cl A                        36,839(b)            $797,933
-------------------------------------------------------------------------------------


AIRLINES (0.8%)
AMR                                                     16,905(b)             152,652
Delta Air Lines                                          7,078(b)              53,368
Northwest Airlines                                      11,494(b)             105,285
US Airways Group                                        14,536(b)              73,552
                                                                      ---------------
Total                                                                         384,857
-------------------------------------------------------------------------------------


AUTOMOBILES (3.0%)
Ford Motor                                             311,791(b)           1,496,597
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.7%)
Bank of New York Mellon                                 23,661                839,966
-------------------------------------------------------------------------------------


CHEMICALS (4.0%)
Dow Chemical                                            27,954                931,148
EI du Pont de Nemours & Co                              23,501              1,029,579
                                                                      ---------------
Total                                                                       1,960,727
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.8%)
Ritchie Bros Auctioneers                                53,121(c)           1,386,989
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems                                           43,016(b)             945,922
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.4%)
Hewlett-Packard                                         26,434              1,184,243
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.9%)
CEMEX ADR                                               20,770(b,c)           441,570
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.4%)
Bank of America                                         21,680                713,272
Citigroup                                               25,283                472,539
                                                                      ---------------
Total                                                                       1,185,811
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Qwest Communications Intl                              124,513                476,885
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Flextronics Intl                                        66,334(b,c)           592,363
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (10.3%)
Baker Hughes                                            10,232                848,335
Cameron Intl                                            16,112(b)             769,509
Halliburton                                             15,284                685,029
Transocean                                              12,574(b)           1,710,440
Weatherford Intl                                        27,585(b)           1,040,782
                                                                      ---------------
Total                                                                       5,054,095
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.1%)
CVS Caremark                                            41,243              1,505,370
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                           20,700                764,658
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.0%)
Stanley Works                                           11,050                491,504
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.0%)
General Electric                                        20,852                589,903
McDermott Intl                                           8,258(b)             393,659
                                                                      ---------------
Total                                                                         983,562
-------------------------------------------------------------------------------------


INSURANCE (7.1%)
ACE                                                     17,167(c)             870,367
Chubb                                                   24,010              1,153,440
Everest Re Group                                        10,140(c)             829,452
XL Capital Cl A                                         34,365(c)             614,790
                                                                      ---------------
Total                                                                       3,468,049
-------------------------------------------------------------------------------------


MACHINERY (12.4%)
Caterpillar                                             25,614              1,780,684
Deere & Co                                              14,400              1,010,304
Eaton                                                   21,425              1,522,032
Ingersoll-Rand Cl A                                     16,909(c)             608,724
Parker Hannifin                                         19,467              1,200,725
                                                                      ---------------
Total                                                                       6,122,469
-------------------------------------------------------------------------------------


MEDIA (2.8%)
Natl CineMedia                                          45,370                580,282
Regal Entertainment Group Cl A                          46,428                773,027
                                                                      ---------------
Total                                                                       1,353,309
-------------------------------------------------------------------------------------


METALS & MINING (1.0%)
Freeport-McMoRan Copper & Gold                           5,038                487,427
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.6%)
Kohl's                                                  18,677(b)             782,753
-------------------------------------------------------------------------------------


MULTI-UTILITIES (2.1%)
Natl Grid ADR                                            7,856(c)             519,282
Sempra Energy                                            9,432                529,701
                                                                      ---------------
Total                                                                       1,048,983
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.7%)
Enbridge                                                18,151(c)             796,466
Southwestern Energy                                     30,912(b)           1,122,415
Suncor Energy                                           16,556(c)             902,302
                                                                      ---------------
Total                                                                       2,821,183
-------------------------------------------------------------------------------------


PHARMACEUTICALS (4.9%)
Johnson & Johnson                                       20,005              1,369,742
Mylan                                                   80,863(b)           1,048,793
                                                                      ---------------
Total                                                                       2,418,535
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Intel                                                   48,961              1,086,445
Micron Technology                                       74,157(b)             358,178
                                                                      ---------------
Total                                                                       1,444,623
-------------------------------------------------------------------------------------


SOFTWARE (5.3%)
Microsoft                                               25,827                664,270
Oracle                                                  55,936(b)           1,204,302
Symantec                                                35,623(b)             750,577
                                                                      ---------------
Total                                                                       2,619,149
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.7%)
Bed Bath & Beyond                                       12,965(b)             360,816
Best Buy                                                11,376                451,855
                                                                      ---------------
Total                                                                         812,671
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
Fannie Mae                                               8,641                 99,372
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

RiverSource 120/20 Contrarian Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TOBACCO (5.4%)
Altria Group                                            11,598               $236,019
Lorillard                                               27,701(b)           1,859,014
Philip Morris Intl                                      10,846                560,196
                                                                      ---------------
Total                                                                       2,655,229
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $53,661,303)                                                       $46,626,804
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              2,883,162(d)          $2,883,162
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,883,162)                                                         $2,883,162
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $56,544,465)(e)                                                    $49,509,966
=====================================================================================



INVESTMENTS IN DERIVATIVES

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT JULY 31, 2008




                                                                                   NOTIONAL
                                                                    EXPIRATION     PRINCIPAL   UNREALIZED    UNREALIZED
COUNTERPARTY              FUND RECEIVES           FUND PAYS            DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008   $1,495,678    $ 27,013      $      --
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      S&P 100 Index
------------------------------------------------------------------------------------------------------------------------
Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008    1,034,845          --        (85,154)
  International Ltd.  custom basket of      on 1-month LIBOR
                      natural gas industry  plus 0.25%
                      securities

Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008    1,873,035       3,840             --
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      Russell 1000 Growth
                      Index

Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008    1,107,764          --        (25,478)
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      S&P North American
                      Technology-
                      Semiconductor Index

Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008      644,177     299,082             --
  International Ltd.  custom basket of      on 1-month LIBOR
                      airline industry      plus 0.25%
                      securities

Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008      262,473         105             --
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      Russell 1000 Growth
                      Index

Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008       70,602          --         (1,821)
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      S&P North American
                      Technology-
                      Semiconductor Index

Bear Stearns          Total return on a     Floating rate based   Oct. 20, 2008      718,020       5,980             --
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      following sectors:
                      industrials, energy,
                      information
                      technology,
                      financials, consumer
                      discretionary,
                      health care,
                      consumer staples,
                      materials,
                      utilities, and
                      telecommunication
                      services

Bear Stearns          Floating rate based   Total return on a     Oct. 20, 2008    1,214,088          --       (183,988)
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            regional banking
                                            industry securities

Bear Stearns          Floating rate based   Total return on a     Oct. 20, 2008    1,557,374          --        (56,093)
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            securities in the
                                            Dow Jones U.S.
                                            Industrials Index

Bear Stearns          Floating rate based   Total return on a     Oct. 20, 2008    1,251,541          --        (31,153)
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            securities in the
                                            S&P Small Cap 600
                                            Index

Bear Stearns          Floating rate based   Total return on a     Oct. 20, 2008    1,700,035      31,711             --
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            large cap energy
                                            sector securities

Bear Stearns          Floating rate based   Total return on a     Oct. 20, 2008      420,518       4,827             --
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            large cap energy
                                            sector securities

Bear Stearns          Floating rate based   Total return on a     Oct. 20, 2008      496,503          --        (92,099)
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            regional banking
                                            industry securities



See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

RiverSource 120/20 Contrarian Equity Fund

                                                                                   NOTIONAL
                                                                    EXPIRATION     PRINCIPAL   UNREALIZED    UNREALIZED
COUNTERPARTY              FUND RECEIVES           FUND PAYS            DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Bear Stearns          Floating rate based   Total return on a     Oct. 20, 2008   $  137,206    $     --      $  (5,620)
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            securities in the
                                            Dow Jones U.S.
                                            Industrials Index

Bear Stearns          Total return on a     Floating rate based   Nov. 20, 2008      104,032          --         (1,168)
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      S&P North American
                      Technology-
                      Semiconductor Index

Bear Stearns          Total return on a     Floating rate based   Nov. 20, 2008      259,009          --         (7,841)
  International Ltd.  custom basket of      on 1-month LIBOR
                      securities in the     plus 0.25%
                      following sectors:
                      industrials, energy,
                      information
                      technology,
                      financials, consumer
                      discretionary,
                      health care,
                      consumer staples,
                      materials,
                      utilities, and
                      telecommunication
                      services

Bear Stearns          Floating rate based   Total return on a     Nov. 20, 2008      489,167       2,563             --
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            securities in the
                                            Dow Jones U.S.
                                            Industrials Index
------------------------------------------------------------------------------------------------------------------------
Bear Stearns          Floating rate based   Total return on a     Nov. 20, 2008      133,788          --           (831)
  International Ltd.  on 1-month LIBOR      custom basket of
                      less 0.25%            large cap energy
                                            sector securities
------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $375,121      $(491,246)
------------------------------------------------------------------------------------------------------------------------



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 15.4% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(e) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $56,544,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $652,000
Unrealized depreciation                                                       (7,686,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(7,034,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
3 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

RiverSource 120/20 Contrarian Equity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $49,509,966             $--          $--        $49,509,966
Other financial instruments*                                  --        (116,125)          --           (116,125)

----------------------------------------------------------------------------------------------------------------
Total                                                $49,509,966       $(116,125)         $--        $49,393,841
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

RiverSource 130/30 U.S. Equity Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



COMMON STOCKS (120.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (7.5%)
Boeing                                                   7,537(f)            $460,586
Goodrich                                                 1,137                 55,872
Honeywell Intl                                           5,037(f)             256,081
L-3 Communications Holdings                              1,567(f)             154,647
Lockheed Martin                                          2,098(f)             218,884
Spirit AeroSystems Holdings Cl A                         3,956(b)              85,687
                                                                      ---------------
Total                                                                       1,231,757
-------------------------------------------------------------------------------------


BEVERAGES (3.5%)
Anheuser-Busch Companies                                   803                 54,411
Coca-Cola                                                4,420(f)             227,630
Molson Coors Brewing Cl B                                3,435(f)             185,387
PepsiCo                                                  1,677                111,621
                                                                      ---------------
Total                                                                         579,049
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.7%)
Amgen                                                    1,893(b,f)           118,559
Cougar Biotechnology                                     6,748(b,f)           227,070
Genentech                                                2,165(b,f)           206,216
Genzyme                                                    842(b)              64,539
                                                                      ---------------
Total                                                                         616,384
-------------------------------------------------------------------------------------


CAPITAL MARKETS (6.6%)
BlackRock                                                  787(f)             170,551
Diamond Hill Investment Group                            1,850(b,f)           170,625
Goldman Sachs Group                                        902(f)             166,004
KKR Private Equity Investors LP Unit                    20,949                276,531
Lehman Brothers Holdings                                 5,805(f)             100,659
Morgan Stanley                                           2,910(f)             114,887
Waddell & Reed Financial Cl A                            2,596                 86,706
                                                                      ---------------
Total                                                                       1,085,963
-------------------------------------------------------------------------------------


CHEMICALS (0.9%)
Dow Chemical                                             4,317(f)             143,799
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.5%)
Fifth Third Bancorp                                      8,440                117,907
Wachovia                                                 7,923(f)             136,831
                                                                      ---------------
Total                                                                         254,738
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (5.7%)
Cisco Systems                                            4,703(b,f)           103,419
Motorola                                                 5,823                 50,311
Nokia ADR                                               15,795(c,f)           431,519
QUALCOMM                                                 6,045(f)             334,530
Starent Networks                                         1,799(b)              23,567
                                                                      ---------------
Total                                                                         943,346
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.3%)
Apple                                                      755(b,f)           120,007
Dell                                                     1,926(b)              47,322
Hewlett-Packard                                          4,839(f)             216,788
IBM                                                      1,176(f)             150,504
SanDisk                                                  1,334(b)              18,809
                                                                      ---------------
Total                                                                         553,430
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                                      676                 54,993
KBR                                                      1,612                 45,942
                                                                      ---------------
Total                                                                         100,935
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.1%)
Bank of America                                         10,201(f)             335,612
Interactive Brokers Group Cl A                           2,066(b)              57,972
IntercontinentalExchange                                 1,182(b)             117,964
JPMorgan Chase & Co                                      7,241(f)             294,202
KKR Financial Holdings LLC                               3,039                 31,211
                                                                      ---------------
Total                                                                         836,961
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (5.8%)
AT&T                                                     9,131(f)             281,326
Deutsche Telekom                                         7,180(c)             124,279
Qwest Communications Intl                               14,828                 56,791
Telefonica                                               9,203(c)             238,773
Verizon Communications                                   7,352(f)             250,262
                                                                      ---------------
Total                                                                         951,431
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.6%)
Entergy                                                  1,227                131,191
Exelon                                                   1,884(f)             148,120
Southern                                                 4,253(f)             150,514
                                                                      ---------------
Total                                                                         429,825
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric                                         2,180                106,166
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                           571(c)              18,923
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.1%)
Halliburton                                                845                 37,873
Natl Oilwell Varco                                         479(b)              37,664
Schlumberger                                               508                 51,612
Transocean                                                 300(b)              40,809
Weatherford Intl                                           526(b)              19,846
                                                                      ---------------
Total                                                                         187,804
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.4%)
Wal-Mart Stores                                          4,059(f)             237,939
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.4%)
General Mills                                              501                 32,259
Kellogg                                                    596                 31,624
                                                                      ---------------
Total                                                                          63,883
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Alphatec Holdings                                       45,056(b,f)           215,367
Boston Scientific                                       18,064(b,f,g)         214,781
China Medical Technologies ADR                           2,140(c)             102,549
Covidien                                                   843                 41,509
                                                                      ---------------
Total                                                                         574,206
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                      809                 33,177
AmerisourceBergen                                        1,054                 44,131
Cardinal Health                                          1,254                 67,377
Humana                                                     582(b)              25,556
McKesson                                                 1,909                106,884
Medco Health Solutions                                     944(b)              46,804
UnitedHealth Group                                       2,233                 62,703
                                                                      ---------------
Total                                                                         386,632
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.7%)
China LotSynergy Holdings                            3,306,000(b,c)           145,149
Darden Restaurants                                       3,401                110,771
Intl Game Technology                                     4,497(f)              97,630
Marriott Intl Cl A                                         693                 17,956
Starbucks                                                5,117(b)              75,169
                                                                      ---------------
Total                                                                         446,675
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.3%)
DR Horton                                                8,143                 90,551
Harman Intl Inds                                         2,042                 84,069
KB Home                                                  1,452                 25,541
Lennar Cl A                                              6,009                 72,709
Meritage Homes                                           4,623(b)              83,445
Whirlpool                                                  413                 31,264
                                                                      ---------------
Total                                                                         387,579
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.7%)
Colgate-Palmolive                                        1,503(f)             111,628
-------------------------------------------------------------------------------------


INSURANCE (4.6%)
ACE                                                      2,535(c)             128,525
AFLAC                                                    3,429(f)             190,687
Hartford Financial Services Group                        1,795(f)             113,785
Max Capital Group                                        3,589(c)              84,234
Prudential Financial                                     3,590(f)             247,601
                                                                      ---------------
Total                                                                         764,832
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.3%)
Expedia                                                  2,325(b)              45,500
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.9%)
Google Cl A                                                297(b,f)           140,704
-------------------------------------------------------------------------------------


IT SERVICES (1.3%)
Automatic Data Processing                                  590                 25,199
MasterCard Cl A                                            772(f)             188,484
                                                                      ---------------
Total                                                                         213,683
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MACHINERY (2.1%)
Deere & Co                                               1,242(f)             $87,139
Flowserve                                                1,586(f)             211,477
Parker Hannifin                                            709                 43,731
                                                                      ---------------
Total                                                                         342,347
-------------------------------------------------------------------------------------


MEDIA (8.8%)
Comcast Special Cl A                                     7,664(f)             157,419
Liberty Entertainment Series A                           2,488(b,d)            61,255
News Corp Cl A                                           8,983(f)             126,930
Sirius XM Radio                                        207,632(b)             332,211
Time Warner                                             11,910(f)             170,551
Virgin Media                                            49,077(e,f)           550,643
Vivendi                                                  1,148(c)              47,994
                                                                      ---------------
Total                                                                       1,447,003
-------------------------------------------------------------------------------------


METALS & MINING (3.2%)
Agnico-Eagle Mines                                       1,184(c)              64,706
Coeur d'Alene Mines                                     51,538(b)             148,945
Lihir Gold                                              68,344(b,c)           177,589
Newmont Mining                                           1,739                 83,402
Timminco                                                 2,624(b,c)            62,031
                                                                      ---------------
Total                                                                         536,673
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
JC Penney                                                1,127                 34,745
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
Xcel Energy                                              2,627                 52,698
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (9.0%)
BP ADR                                                     817(c)              50,196
Chevron                                                  3,898(f)             329,615
ConocoPhillips                                           1,749(f)             142,753
Devon Energy                                               454                 43,080
Exxon Mobil                                              8,533(f)             686,308
Marathon Oil                                               544                 26,912
Occidental Petroleum                                       478                 37,681
Total                                                    1,657(c)             126,863
Valero Energy                                            1,363                 45,538
                                                                      ---------------
Total                                                                       1,488,946
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (2.8%)
Avon Products                                            6,675(f)             283,020
Herbalife                                                4,059(c,f)           175,308
                                                                      ---------------
Total                                                                         458,328
-------------------------------------------------------------------------------------


PHARMACEUTICALS (8.1%)
Bristol-Myers Squibb                                    19,732(f,g)           416,740
Eli Lilly & Co                                           1,152                 54,271
Merck & Co                                               6,390(f)             210,231
Pfizer                                                  25,892(f)             483,404
Schering-Plough                                          1,941                 40,916
Wyeth                                                    3,400(f)             137,768
                                                                      ---------------
Total                                                                       1,343,330
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
Capstead Mtge                                           13,942(f)             152,247
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
SonomaWest Holdings                                      6,675(b)              43,388
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Hertz Global Holdings                                   12,372(b,f)           105,534
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Infineon Technologies ADR                                4,371(b,c)            32,870
Intel                                                   10,514(f)             233,307
Micron Technology                                        4,803(b)              23,198
Spansion Cl A                                           15,994(b)              36,626
Texas Instruments                                        2,848                 69,434
                                                                      ---------------
Total                                                                         395,435
-------------------------------------------------------------------------------------


SOFTWARE (4.3%)
Electronic Arts                                            945(b)              40,805
Microsoft                                               17,659(f)             454,190
Nintendo ADR                                             2,601(c)             150,533
Nuance Communications                                    4,420(b)              68,598
                                                                      ---------------
Total                                                                         714,126
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.1%)
hhgregg                                                 14,702(b,f)           147,167
TJX Companies                                              907                 30,575
                                                                      ---------------
Total                                                                         177,742
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.1%)
Freddie Mac                                             12,051(f)              98,457
New York Community Bancorp                               4,773                 79,327
                                                                      ---------------
Total                                                                         177,784
-------------------------------------------------------------------------------------


TOBACCO (3.2%)
Altria Group                                             9,039(f)             183,944
Philip Morris Intl                                       6,642(f)             343,059
                                                                      ---------------
Total                                                                         527,003
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.7%)
Sprint Nextel                                            2,617                 21,302
Vodafone Group                                         158,209(c)             423,804
                                                                      ---------------
Total                                                                         445,106
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $22,853,921)                                                       $19,856,207
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 2.54%                                      558,596(h)            $558,596
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $558,596)                                                             $558,596
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $23,412,517)(i)                                                    $20,414,803
-------------------------------------------------------------------------------------


INVESTMENTS IN SECURITIES SOLD SHORT


COMMON STOCKS (23.3%)
ISSUER                                                 SHARES                VALUE(a)
BEVERAGES (0.8%)
Brown-Forman Cl B                                        1,945               $139,962
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.9%)
Cohen & Steers                                           7,122                178,192
Federated Investors Cl B                                 2,065                 67,856
KBW                                                      2,801(b)              74,002
                                                                      ---------------
Total                                                                         320,050
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.2%)
Regions Financial                                        5,689                 53,932
Wells Fargo & Co                                         4,710                142,572
                                                                      ---------------
Total                                                                         196,504
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.5%)
Research In Motion                                       1,534(b,c)           188,406
Sierra Wireless                                          4,915(b,c)            60,946
                                                                      ---------------
Total                                                                         249,352
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
Discover Financial Services                              8,435                123,573
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.2%)
Flowers Foods                                            6,355                191,095
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Gen-Probe                                                2,245(b)             119,703
IDEXX Laboratories                                       3,615(b)             193,402
                                                                      ---------------
Total                                                                         313,105
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.2%)
Chipotle Mexican Grill Cl A                              2,385(b)             163,372
Wynn Resorts                                             2,006                195,545
Yum! Brands                                              4,900                175,518
                                                                      ---------------
Total                                                                         534,435
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.2%)
Toll Brothers                                            9,518(b)             191,217
-------------------------------------------------------------------------------------


INSURANCE (0.7%)
Progressive                                              5,556                112,509
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                               1,068(b)              81,531
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.9%)
Thermo Fisher Scientific                                 2,402(b)             145,369
-------------------------------------------------------------------------------------


MACHINERY (1.2%)
Illinois Tool Works                                      1,483                 69,479
PACCAR                                                   2,888                121,469
                                                                      ---------------
Total                                                                         190,948
-------------------------------------------------------------------------------------


METALS & MINING (1.5%)
ArcelorMittal                                            1,110(c)              97,036
Companhia Vale do Rio Doce ADR                           2,750(c)              82,582
United States Steel                                        419                 67,191
                                                                      ---------------
Total                                                                         246,809
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
Dollar Tree                                              1,968(b)              73,800
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.2%)
Nu Skin Enterprises Cl A                                12,467                201,467
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.2%)
Allergan                                                 3,862                200,554
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


ROAD & RAIL (1.2%)
Union Pacific                                            2,431               $200,412
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.9%)
Fannie Mae                                               9,632                110,768
Sovereign Bancorp                                        3,521                 33,520
                                                                      ---------------
Total                                                                         144,288
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES SOLD SHORT
(Cost: $4,016,755)                                                         $3,856,980
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                 14             $886,970        Sept. 2008         $(18,957)


NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 15.6% of net assets for long positions and 2.6% of net assets for short positions.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at July 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
-------------------------------------------------------------------------
Virgin Media                         10-12-07 thru 03-04-08      $964,735


(f) Securities are pledged with brokers as collateral for securities sold short.

(g) At July 31, 2008, investments in securities included securities valued at $131,849 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(i) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $23,413,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $578,000
Unrealized depreciation                                                      (3,576,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,998,000)
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
7 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

RiverSource 130/30 U.S. Equity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $16,407,290        $150,533          $--        $16,557,823
Other financial instruments*                             (18,957)             --           --            (18,957)

----------------------------------------------------------------------------------------------------------------
Total                                                $16,388,333        $150,533          $--        $16,538,866
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
8 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE RETIREMENT PLUS 2010 FUND

                      RIVERSOURCE RETIREMENT PLUS 2015 FUND

                      RIVERSOURCE RETIREMENT PLUS 2020 FUND

                      RIVERSOURCE RETIREMENT PLUS 2025 FUND

                      RIVERSOURCE RETIREMENT PLUS 2030 FUND

                      RIVERSOURCE RETIREMENT PLUS 2035 FUND

                      RIVERSOURCE RETIREMENT PLUS 2040 FUND

                      RIVERSOURCE RETIREMENT PLUS 2045 FUND

                                AT JULY 31, 2008



RiverSource Retirement Plus 2010 Fund

JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (55.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (9.4%)
RiverSource Disciplined International Equity
 Fund                                                  144,801             $1,417,603
-------------------------------------------------------------------------------------


U.S. LARGE CAP (44.8%)
RiverSource Disciplined Equity Fund                  1,144,922              6,789,388
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            16,678                140,263
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,774,132)                                                         $8,347,254
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (30.9%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (6.5%)
RiverSource Global Bond Fund                           142,859               $984,301
-------------------------------------------------------------------------------------


HIGH YIELD (4.1%)
RiverSource High Yield Bond Fund                       238,574                625,064
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.1%)
RiverSource Inflation Protected Securities
 Fund                                                   45,901                471,405
-------------------------------------------------------------------------------------


INTERNATIONAL (5.3%)
RiverSource Emerging Markets Bond Fund                  83,019                809,437
-------------------------------------------------------------------------------------


INVESTMENT GRADE (11.9%)
RiverSource Diversified Bond Fund                      383,375              1,794,195
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,801,652)                                                         $4,684,402
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            77,514               $759,635
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $754,098)                                                             $759,635
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (8.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,355,054             $1,355,054
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,355,054)                                                         $1,355,054
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $16,684,936)(b)                                                    $15,146,345
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2010 Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $16,685,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $5,000
Unrealized depreciation                                                      (1,544,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,539,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $15,146,345          $--             $--        $15,146,345



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2015 Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (65.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.3%)
RiverSource Disciplined International Equity
 Fund                                                  356,977             $3,494,801
-------------------------------------------------------------------------------------


U.S. LARGE CAP (51.4%)
RiverSource Disciplined Equity Fund                  2,281,024             13,526,471
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (1.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            30,557                256,987
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $20,347,932)                                                       $17,278,259
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (25.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (5.8%)
RiverSource Global Bond Fund                           220,447             $1,518,883
-------------------------------------------------------------------------------------


HIGH YIELD (2.2%)
RiverSource High Yield Bond Fund                       224,803                588,984
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (2.3%)
RiverSource Inflation Protected Securities
 Fund                                                   59,811                614,261
-------------------------------------------------------------------------------------


INTERNATIONAL (5.4%)
RiverSource Emerging Markets Bond Fund                 144,414              1,408,033
-------------------------------------------------------------------------------------


INVESTMENT GRADE (9.5%)
RiverSource Diversified Bond Fund                      534,204              2,500,073
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $6,776,547)                                                         $6,630,234
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           123,620             $1,211,479
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,202,832)                                                         $1,211,479
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,202,384             $1,202,384
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,202,384)                                                         $1,202,384
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $29,529,695)(b)                                                    $26,322,356
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $29,530,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $9,000
Unrealized depreciation                                                      (3,217,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(3,208,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $26,322,356          $--             $--        $26,322,356




--------------------------------------------------------------------------------
3  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2015 Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2020 Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (74.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (18.6%)
RiverSource Disciplined International Equity
 Fund                                                  556,164             $5,444,842
-------------------------------------------------------------------------------------


U.S. LARGE CAP (53.3%)
RiverSource Disciplined Equity Fund                  2,636,716             15,635,725
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            81,416                684,712
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $25,882,848)                                                       $21,765,279
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (21.9%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (5.1%)
RiverSource Global Bond Fund                           216,907             $1,494,489
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        16,626                 43,561
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.2%)
RiverSource Inflation Protected Securities
 Fund                                                   90,553                929,984
-------------------------------------------------------------------------------------


INTERNATIONAL (5.4%)
RiverSource Emerging Markets Bond Fund                 161,341              1,573,070
-------------------------------------------------------------------------------------


INVESTMENT GRADE (8.1%)
RiverSource Diversified Bond Fund                      509,392              2,383,954
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $6,548,993)                                                         $6,425,058
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            59,872               $586,750
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $582,544)                                                             $586,750
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       582,350               $582,350
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $582,350)                                                             $582,350
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,596,735)(b)                                                    $29,359,437
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $33,597,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $4,000
Unrealized depreciation                                                      (4,242,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(4,238,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $29,359,437          $--             $--        $29,359,437





--------------------------------------------------------------------------------
5  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2020 Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2025 Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (79.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.4%)
RiverSource Disciplined International Equity
 Fund                                                  652,560             $6,388,564
-------------------------------------------------------------------------------------


U.S. LARGE CAP (55.8%)
RiverSource Disciplined Equity Fund                  2,942,341             17,448,084
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           113,976                958,536
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $29,426,553)                                                       $24,795,184
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.4%)
RiverSource Global Bond Fund                           202,358             $1,394,246
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        13,311                 34,874
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.5%)
RiverSource Inflation Protected Securities
 Fund                                                  105,689              1,085,426
-------------------------------------------------------------------------------------


INTERNATIONAL (4.9%)
RiverSource Emerging Markets Bond Fund                 156,269              1,523,621
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.4%)
RiverSource Diversified Bond Fund                      295,271              1,381,869
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,501,714)                                                         $5,420,036
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            54,588               $534,961
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $531,141)                                                             $534,961
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       530,946               $530,946
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $530,946)                                                             $530,946
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $35,990,354)(b)                                                    $31,281,127
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $35,990,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $4,000
Unrealized depreciation                                                      (4,713,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(4,709,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $31,281,127          $--             $--        $31,281,127





--------------------------------------------------------------------------------
7  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2025 Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2030 Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (79.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (21.0%)
RiverSource Disciplined International Equity
 Fund                                                  624,706             $6,115,875
-------------------------------------------------------------------------------------


U.S. LARGE CAP (55.2%)
RiverSource Disciplined Equity Fund                  2,704,233             16,036,100
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           106,332                894,256
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $27,305,532)                                                       $23,046,231
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.5%)
RiverSource Global Bond Fund                           188,348             $1,297,720
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        12,443                 32,601
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.5%)
RiverSource Inflation Protected Securities
 Fund                                                   98,409              1,010,665
-------------------------------------------------------------------------------------


INTERNATIONAL (4.8%)
RiverSource Emerging Markets Bond Fund                 145,363              1,417,287
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.5%)
RiverSource Diversified Bond Fund                      277,304              1,297,784
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,132,393)                                                         $5,056,057
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            51,073               $500,516
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $496,941)                                                             $500,516
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       496,764               $496,764
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $496,764)                                                             $496,764
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,431,630)(b)                                                    $29,099,568
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $33,432,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $4,000
Unrealized depreciation                                                      (4,336,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(4,332,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $29,099,568          $--             $--        $29,099,568





--------------------------------------------------------------------------------
9  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2030 Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
10  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2035 Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (79.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.7%)
RiverSource Disciplined International Equity
 Fund                                                  404,342             $3,958,503
-------------------------------------------------------------------------------------


U.S. LARGE CAP (55.6%)
RiverSource Disciplined Equity Fund                  1,788,285             10,604,531
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            70,278                591,036
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $17,819,385)                                                       $15,154,070
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.5%)
RiverSource Global Bond Fund                           123,708               $852,351
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         8,132                 21,305
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.5%)
RiverSource Inflation Protected Securities
 Fund                                                   64,698                664,443
-------------------------------------------------------------------------------------


INTERNATIONAL (4.8%)
RiverSource Emerging Markets Bond Fund                  95,466                930,792
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.4%)
RiverSource Diversified Bond Fund                      180,253                843,583
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,361,167)                                                         $3,312,474
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            33,328               $326,610
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $324,279)                                                             $326,610
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       324,160               $324,160
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $324,160)                                                             $324,160
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $21,828,991)(b)                                                    $19,117,314
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $21,829,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $2,000
Unrealized depreciation                                                      (2,714,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,712,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $19,117,314          $--             $--        $19,117,314





--------------------------------------------------------------------------------
11  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2035 Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
12  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2040 Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (79.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.6%)
RiverSource Disciplined International Equity
 Fund                                                  253,337             $2,480,170
-------------------------------------------------------------------------------------


U.S. LARGE CAP (55.3%)
RiverSource Disciplined Equity Fund                  1,126,206              6,678,405
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            43,943                369,564
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $11,213,550)                                                        $9,528,139
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.6%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.5%)
RiverSource Global Bond Fund                            78,188               $538,718
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         5,336                 13,980
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.5%)
RiverSource Inflation Protected Securities
 Fund                                                   40,901                420,055
-------------------------------------------------------------------------------------


INTERNATIONAL (4.8%)
RiverSource Emerging Markets Bond Fund                  60,328                588,200
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.7%)
RiverSource Diversified Bond Fund                      120,811                565,396
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,157,378)                                                         $2,126,349
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            22,003               $215,633
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $214,093)                                                             $215,633
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       214,015               $214,015
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $214,015)                                                             $214,015
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,799,036)(b)                                                    $12,084,136
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $13,799,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $1,000
Unrealized depreciation                                                      (1,716,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,715,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                    FAIR VALUE AT JULY 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $12,084,136          $--             $--        $12,084,136





--------------------------------------------------------------------------------
13  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2040 Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
14  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2045 Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (79.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.0%)
RiverSource Disciplined International Equity
 Fund                                                 195,500              $1,913,944
-------------------------------------------------------------------------------------


U.S. LARGE CAP (56.3%)
RiverSource Disciplined Equity Fund                   905,350               5,368,725
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           35,848                 301,482
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,799,541)                                                         $7,584,151
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.5%)
RiverSource Global Bond Fund                           61,795                $425,770
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        4,048                  10,607
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.5%)
RiverSource Inflation Protected Securities
 Fund                                                  32,244                 331,147
-------------------------------------------------------------------------------------


INTERNATIONAL (4.8%)
RiverSource Emerging Markets Bond Fund                 47,782                 465,878
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.4%)
RiverSource Diversified Bond Fund                      90,007                 421,233
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,677,530)                                                         $1,654,635
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           16,560                $162,285
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $161,127)                                                             $162,285
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      161,060                $161,060
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $161,060)                                                             $161,060
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $10,799,258)(b)                                                     $9,562,131
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2008.

(b) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $10,799,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $1,000
Unrealized depreciation                                                      (1,238,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,237,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                   FAIR VALUE AT JULY 31, 2008
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                            $9,562,131           $--             $--        $9,562,131





--------------------------------------------------------------------------------
15  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

RiverSource Retirement Plus 2045 Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
16  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 29, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 29, 2008

Exhibit

                            Certification Pursuant to
                 270.30a-2 of the Investment Company Act of 1940

I, Patrick T. Bannigan, certify that:

     1.   I have reviewed this report on Form N-Q of RiverSource Series Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

               a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

               b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

               c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation and

               d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

               a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

               b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 22, 2008


/s/ Patrick T. Bannigan
-------------------------------------
Name: Patrick T. Bannigan
Title: President and Principal
       Executive Officer

Exhibit

                            Certification Pursuant to
                 270.30a-2 of the Investment Company Act of 1940

I, Jeffrey P. Fox, certify that:

     1.   I have reviewed this report on Form N-Q of RiverSource Series Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

               a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

               b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

               c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation and

               d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

               a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

               b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 22, 2008


/s/ Jeffrey P. Fox
-------------------------------------
Name: Jeffrey P. Fox
Title: Treasurer and Chief Financial
       Officer